GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and Class T Shares of the

Goldman Sachs Capital Growth Fund

(the “Fund”)

Supplement dated February 16, 2018 to the

Statutory Prospectus (“Prospectus”), Summary Prospectus and Statement of Additional Information (“SAI”), each dated December 29, 2017, each as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The Board of Trustees of the Goldman Sachs Trust recently approved changes to the Fund’s principal investment strategy and benchmark index. These changes will be effective after the close of business on April 17, 2018 (the “Effective Date”).

Accordingly, on the Effective Date, the Fund’s Prospectus, Summary Prospectus and SAI are revised as follows:

All references to the Russell 1000® Growth Index with respect to the Goldman Sachs Capital Growth Fund in the Prospectus, Summary Prospectus and SAI are hereby replaced with “Russell 1000® Index.”

The following replaces the first two sentences of the second paragraph under the “Goldman Sachs Capital Growth Fund—Summary—Principal Strategy” section in the Prospectus and the “Principal Strategy” section in the Summary Prospectus:

The Fund seeks to achieve its investment objective by investing, under normal circumstances, in approximately 90-150 companies that are considered by the Investment Adviser to be positioned for long-term growth. The Fund will invest in both value and growth companies. The Fund’s fundamental equity investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management.

The following is added after the first sentence in the first paragraph under the “Goldman Sachs Capital Growth Fund—Summary—Performance” section in the Prospectus and the “Performance” section in the Summary Prospectus:

Through April 17, 2018, the Fund’s benchmark index and certain of its principal investment strategies differed. Performance information set forth below reflects the performance resulting from the Fund’s former strategies prior to that date.

The following is added above the last row for Class A Shares in the table under the “Goldman Sachs Capital Growth Fund—Summary—Average Annual Total Return” section in the Prospectus and above the last row for Class A Shares in the table under the “Performance” section in the Summary Prospectus:

Russell 1000® Index (reflects no deduction for fees or expenses)***	12.02%	14.67%	7.08%	9.86%

***	Effective after the close of business on April 17, 2018, the Fund’s benchmark index was changed from the Russell 1000® Growth Index to the Russell 1000® Index. The “Since Inception” performance for the Russell 1000® Index is through April 20, 1990 (the date on which Class A Shares commenced). Because August 15, 1997 is the inception date for Class C, Institutional and Service Shares and November 30, 2007 is the inception date for Investor and Class R Shares, the “Since Inception” performance for the Russell 1000® Index with respect to these share classes is 6.89% and 7.17%, respectively.

The following replaces the second sentence of the first paragraph under the “Investment Management Approach—Principal Investment Strategies—Capital Growth Fund” section in the Prospectus:

The Fund seeks to achieve its investment objective by investing, under normal circumstances, in approximately 90-150 companies that are considered by the Investment Adviser to be positioned for long-term growth.

The following replaces in its entirety the last paragraph under the “Investment Management Approach—Principal Investment Strategies—Capital Growth Fund” section in the Prospectus:

The Fund’s benchmark is the Russell 1000® Index. The Russell 1000® Index is an unmanaged market capitalization weighted index of the 1000 largest U.S. companies.

The following replaces in its entirety the fifth and sixth paragraphs under the “Investment Objectives and Policies-General Information about the Value and Growth Style Funds” section in the SAI:

Growth Style Funds. The Concentrated Growth, Flexible Cap, Growth Opportunities, Small/Mid Cap Growth, Strategic Growth and Technology Opportunities Funds are managed using a growth equity oriented approach. Equity investments for these Funds are selected based on their long-term prospects for above average growth. The Investment Adviser employs an investment strategy with three primary components. The first is to buy a business with the belief that wealth is created by the long-term ownership of a growing business. The second is to buy a high quality business that exhibits high-quality growth criteria including strong business franchise, favorable long-term trends and excellent management. The third component of the strategy is to buy the business at an attractive valuation. The Investment Adviser maintains a long term outlook when implementing this disciplined investment process.

The Blue Chip and Capital Growth Funds may invest in securities of companies of any investment style and are managed using both the value and growth styles discussed above.

***

In addition, effective January 9, 2018, Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) centralized its Fundamental Equity U.S. Value and Fundamental Equity U.S. Growth Teams into a single Fundamental Equity U.S. Equity Team. The Investment Adviser believes that these changes benefit the Fund by providing a more holistic investment perspective and the ability to leverage investment ideas across the U.S. Fundamental Equity platform.

Effective January 9, 2018, Timothy M. Leahy no longer serves as a portfolio manager for the Fund, Sean Gallagher joined Steven M. Barry as Co-Chief Investment Officer of the Fundamental Equity U.S. Equity Team, and Mr. Gallagher became a portfolio manager for the Fund. Mr. Barry and Stephen E. Becker continue to serve as portfolio managers of the Fund.

Accordingly, effective January 9, 2018, the Fund’s disclosures are modified as follows:

All references to the “Value Team”, “Growth Team” or “Growth Investment Team” are replaced with “Fundamental Equity U.S. Equity Team.”

All references to Mr. Leahy in the Prospectus, Summary Prospectuses and SAI are deleted in their entirety.

The following replaces in its entirety the “Portfolio Managers” subsection of the “Goldman Sachs Capital Growth Fund—Summary—Portfolio Management” section of the Prospectus and the “Portfolio Managers” subsection of the “Portfolio Management” section of the Summary Prospectus:

Portfolio Managers: Steven M. Barry, Managing Director, Co-Chief Investment Officer—Fundamental Equity U.S. Equity, has managed the Fund since 2000; Stephen E. Becker, CFA, Managing Director, has managed the Fund since 2013; and Sean Gallagher, Managing Director, Co-Chief Investment Officer—Fundamental Equity U.S. Equity, has managed the Fund since 2018.

The following replaces in its entirety the “GSAM’s Fundamental U.S. Equity Investment Philosophy”, “GSAM’s Value Investment Philosophy” and “GSAM’s Growth Investment Philosophy” subsections under the “Investment Management Approach—Principal Investment Strategies” section of the Prospectus:

GSAM’s Fundamental U.S. Equity Investment Approach:

GSAM believes that strong fundamental, bottom-up research combined with a disciplined investment process is essential for generating superior performance over the long-term.

The team’s investment process involves: (1) using multiple industry-specific valuation metrics to identify real economic value and company potential in stocks, screened by valuation, profitability and business characteristics; (2) conducting in-depth company research and assessing overall business quality; and (3) buying those securities that a sector portfolio manager recommends, taking into account feedback from the rest of the portfolio management team.

The Investment Adviser may decide to sell a position for various reasons, including valuation and price considerations, readjustment of the Investment Adviser’s outlook based on subsequent events, the Investment Adviser’s ongoing assessment of the quality and effectiveness of management, if new investment ideas offer the potential for better risk/reward profiles than existing holdings, or for risk management purposes. In addition, the Investment Adviser may sell a position in order to meet shareholder redemptions.

GSAM’s Value Investment Philosophy:

1. Businesses represent compelling value when:

⬛	Market uncertainty exists.

⬛	Their economic value is not recognized by the market.

2. By quality, we mean companies that have:

⬛	Sustainable operating or competitive advantage.

⬛	Excellent stewardship of capital.

⬛	Capability to earn above their cost of capital.

⬛	Strong or improving balance sheets and cash flow.

3. Through intensive, firsthand fundamental research our portfolio managers seek to purchase quality businesses selling at compelling valuations.

GSAM’s Growth Investment Philosophy:

1. Invest as if buying the company/business, not simply trading its stock:

⬛	Understand the business, management, products and competition.

⬛	Perform intensive, hands-on fundamental research.

⬛	Seek businesses with strategic competitive advantages.

⬛	Over the long-term, expect each company’s stock price ultimately to track the growth in the value of the business.

2. Buy high-quality growth businesses that possess strong business franchises, favorable long-term prospects and excellent management.

3. Purchase superior long-term growth companies at attractive valuations, giving the investor the potential to fully capture returns from above-average growth rates.

The “Buy Strategy”, “Valuation” and “Sell Discipline” subsections under the “Investment Management Approach—Principal Investment Strategies” section of the Prospectus are deleted in their entirety.

In the “Service Providers—Fund Managers” section of the Prospectus, (i) Mr. Barry’s title is changed to “Managing Director, Co-Chief Investment Officer, Fundamental Equity U.S. Equity”; (ii) Mr. Becker’s Five Year Employment History is changed to “Mr. Becker joined the Investment Adviser in 1999. He is a portfolio manager for the Fundamental Equity U.S. Equity Team”; and (iii) the following row is added to the table in the “Growth Investment Team” subsection:

Sean Gallagher Managing Director Co-Chief Investment Officer, Fundamental Equity U.S. Equity	Portfolio Manager— Blue Chip Capital Growth	Since 2018 2018	Mr. Gallagher joined the Investment Adviser as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management.

***

This Supplement should be retained with your Prospectus, Summary Prospectus and SAI for future reference.

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